Convertible Securities (Details) - USD ($)	1 Months Ended						12 Months Ended
	Feb. 16, 2023	Jun. 30, 2022	Apr. 30, 2021	Nov. 30, 2019	Apr. 30, 2019	Jan. 31, 2019	Dec. 31, 2023	Dec. 31, 2018	Dec. 31, 2017	Sep. 20, 2022	Apr. 22, 2021	Dec. 31, 2019
Convertible Securities [Line Items]
Aggregate amount (in Dollars)				$ 100,000	$ 200,000	$ 100,000		$ 600,000	$ 400,000
Convertible security, description							The beneficial conversion feature of each one of convertible security was valued at zero.
Cash payment (in Dollars)		$ 300,000
Pre-money valuation amount (in Dollars)		$ 26,400,000
Warrant price per share percentage			80.00%
Purchase price per share			$ 2.25								$ 2.25
Exercise price										$ 2
Warrant [Member]
Convertible Securities [Line Items]
Exercise price										$ 2
Convertible Security Agreements [Member]
Convertible Securities [Line Items]
Bearing interest rate							4.00%
Share price			$ 1.22	$ 1.69	$ 0.92	$ 0.92		$ 0.79	$ 0.79
Aggregate principal amount (in Dollars)												$ 1,500,000
Aggregate ordinary shares (in Shares)	169,125